Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2022
Trade and Other Payables [Abstarct]
Schedule of trade and other payables
	June 30, 2022	June 30, 2021
Trade payable	$2,087,599	$626,683
Accrued liabilities	1,404,670	417,506
	$3,492,269	$1,044,189